Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash	$ 88,266,985	$ 241,702,030
Accounts receivable	62,971,542	37,899,085
Inventories	167,191,935	115,978,979
Prepaid expenses and other current assets	5,067,513	4,647,163
Current assets	323,497,975	400,227,257
Non-current
Other non-current assets	1,073,226	793,298
Property, plant and equipment	160,756,328	32,668,158
Right-of-use assets	60,508,354	60,902,362
Intangible assets	151,364,023	81,899,830
Contract asset	13,211,006	14,113,415
Non-current assets	386,912,937	190,377,063
Total assets	710,410,912	590,604,320
Current
Trade and other payables	75,857,013	40,409,565
Current portion of long-term debt and other debts	24,713	13,015,584
Current portion of lease liabilities	5,210,183	4,691,344
Current liabilities	81,091,909	58,116,493
Non-current
Long-term debt and other debts	110,648,635	62,086
Lease liabilities	58,310,032	57,517,973
Share warrant obligations	23,243,563	106,225,934
Non-current liabilities	192,202,230	163,805,993
Total liabilities	273,294,139	221,922,486
SHAREHOLDERS' EQUITY
Share capital	475,950,194	418,709,160
Contributed surplus	134,365,664	122,637,796
Deficit	(151,979,960)	(169,755,726)
Cumulative translation adjustment	(21,219,125)	(2,909,396)
Total shareholders' equity	437,116,773	368,681,834
Total shareholders' equity and liabilities	$ 710,410,912	$ 590,604,320